Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
GammaRoad Market Navigation ETF
Shareholder Report [Line Items]
Fund Name	GammaRoad Market Navigation ETF
Class Name	GammaRoad Market Navigation ETF
Trading Symbol	GMMA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GammaRoad Market Navigation ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marketnavigationetf.com . You can also request this information by contacting us at (844) 954-4499 or by writing to GammaRoad Market Navigation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-4499
Additional Information Website	www.marketnavigationetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GammaRoad Market Navigation ETF	$ 98	0.66%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.66% [1]
Net Assets	$ 5,876,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 21,867
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 5,876
Number of Holdings	3
Total Advisory Fee Paid	$ 21,867
Portfolio Turnover Rate	129%

Holdings [Text Block]	Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of total net assets)
SPDR Bloomberg 1-3 Month T-Bill ETF	67.0
iShares Core S&P 500 ETF	32.9
First American Government Obligations Fund - Class X	0.1

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.